Other Long-Lived Assets (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Schedule of Other Assets [Line Items]
Prepaid license fee	¥ 6,515,200	$ 938,384
Others	103,777	14,947	¥ 1,879,021
Total	¥ 6,618,977	$ 953,331	¥ 1,879,021